Investment properties (Details 3) - Level 3 [Member]	12 Months Ended
	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 ARS ($)	Jun. 30, 2019 ARS ($)
Shopping Malls [Member]
Statement [Line Items]
Discount rate	13.53%	13.53%		12.10%
Discount rate, increase	$ (3,840,000,000)		$ (6,387,000,000)	$ (4,906,000,000)
Discount rate, decrease	4,589,000,000		7,821,000,000	6,118,000,000
Argentina [Member]
Statement [Line Items]
Growth rate, increase	$ 1,759,000,000		3,045,000,000	$ 2,307,000,000
Growth rate	2.40%	2.40%		3.00%
Increase in inflation	$ 8,171,000,000		13,296,000,000	$ 4,296,000,000
Decrease in inflation	(6,740,000,000)		(10,938,000,000)	(3,932,000,000)
Growth rate, decrease	(1,472,000,000)		(2,486,000,000)	(1,850,000,000)
Devaluation, increase	(4,357,000,000)		(6,181,000,000)	(4,559,000,000)
Devaluation, decrease	$ 5,325,000,000		7,555,000,000	$ 5,571,000,000
Argentina [Member] | Incidence Adjustment [Member]
Statement [Line Items]
Percentages of incidence	30.00%	30.00%		30.00%
Increase in incidence		$ 11,644	10,808	$ 6,696
Decrease in incidence		$ (11,644)	(10,808)	(6,696)
Plot Of Land [Member]
Statement [Line Items]
Increase in Value per square meter (m2)	$ 3,493,000,000		3,243,000,000	2,007,000,000
Decrease in Value per square meter (m2)	(3,493,000,000)		$ (3,243,000,000)	(2,007,000,000)
Fair value per square meter	$ 47,427,000,000			$ 21,497,000,000